Other Operating Income and Expenses	12 Months Ended
Dec. 31, 2017
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Other Operating Income and Expenses
32.	Other Operating Income and Expenses

Details of other operating income and expenses for the years ended December 31, 2015, 2016 and 2017 were as follows:

	2015		2016	2017
	(in millions of Won)
Other operating income
Gain on disposal of assets held for sale	￦	227,956	23,112	1,180
Gain on disposal of investments in subsidiaries, associates and joint ventures		88,718	23,305	81,794
Gain on disposal of property, plant and equipment		22,730	23,826	32,145
Gain on disposal of intangible assets		1,432	671	23,391
Recovery of allowance for other doubtful accounts		10,452	12,658	2,743
Gain on valuation of firm commitment		—	—	56,301
Rental revenues		1,019	1,771	1,498
Gain on insurance proceeds		14,976	22,400	5,878
Others (*1)		181,765	107,393	246,294

	￦	549,048	215,136	451,224

Other operating expenses
Impairment losses on assets held for sale	￦	(133,547)	(24,890)	—
Loss on disposal of assets held for sale		(190,357)	(254)	(608)
Loss on disposal of investments in subsidiaries, associates and joint ventures		(18,996)	(22,499)	(19,985)
Loss on disposal of property, plant and equipment		(101,732)	(86,622)	(151,343)
Impairment losses on property, plant and equipment		(136,269)	(196,882)	(117,231)
Impairment losses on goodwill and intangible assets		(161,412)	(127,875)	(167,995)
Other bad debt expenses		(158,071)	(50,225)	(100,920)
Loss on valuation of firm commitment		—	—	(43,164)
Idle tangible asset expenses		(12,773)	(6,437)	(10,490)
Incease to provisions		(18,396)	(53,058)	(33,964)
Donations		(62,957)	(43,810)	(51,424)
Others (*2)		(447,788)	(143,168)	(95,172)

	￦	(1,442,298)	(755,720)	(792,296)

(*1)	The Company recognized the refund of VAT and others amounting to ￦160,501 million as other operating income for the year ended December 31, 2017, based on the result of the tax amounts to be refunded when the result of the Company’s appeal in connection with the additional income tax payment in prior years tax audits for rectification were finalized.

(*2)	The Company paid ￦299,037 million in connection with its settlement with Nippon Steel & Sumitomo Metal Corporation for a civil lawsuit regarding improperly acquired trade secrets and patents for the year ended December 31, 2015.